Business acquisitions and equity investment transactions (Anjuke Inc. - Narrative) (Details) ¥ in Thousands, shares in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Mar. 02, 2015 CNY (¥) shares	Mar. 02, 2015 USD ($) shares	Apr. 20, 2015 shares	Dec. 31, 2017 CNY (¥)	Mar. 02, 2015 USD ($)
Business Acquisition [Line Items]
Number of shares issued for acquisition			34.0
Cash consideration | ¥				¥ 2,500,000
Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Cash acquired	¥ 40,500				$ 6.6
Cash consideration payable	188,100				$ 29.0
Net cash outlay	766,500	$ 124.6
Cash consideration	¥ 985,400	$ 160.2		¥ 985,427
Ordinary shares [Member] | Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	4.8	4.8
Restricted Share Units (RSUs) [Member]
Business Acquisition [Line Items]
Cash consideration	¥ 985,400	$ 160.2
Restricted Share Units (RSUs) [Member] | Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition	0.2	0.2